Other Comprehensive Income (Details) - Schedule of controlling interest, net of tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of controlling interest, net of tax [Abstract]
Controlling interest	S/ (6,382)	S/ 8,272	S/ (6,886)
Non-controlling interest	(33)	114	(1,734)
Total value in OCI	S/ (6,415)	S/ 8,386	S/ (8,620)